Commitments and Contingencies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Annual cash commitments by year under Company's lease agreements
2013 (7/1-12/31/2013)	$ 5,861	$ 5,861
2014	70,512	70,512
2015	72,627	72,627
2016	74,806	74,806
2017	77,050	77,050
2018	$ 72,567